Interest Bearing Deposits In Banks Narrative Data (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Rate
Cash and Cash Equivalents [Line Items]
Interest bearing deposits in banks scheduled to mature in 2013	0.40%
Interest bearing deposits in banks, interest rate, ranging to	5.05%
Interest bearing deposits in banks, maturity within 12 months	$ 9.0